Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 29, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Davidson Multi-Cap Equity Fund (S000022607)
Davidson Small/Mid Equity Fund (S000030917)

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Davidson Multi-Cap Equity Fund (the “Fund”) and Davidson Small/Mid Equity Fund, is Post-Effective Amendment No. 537 under the 1933 Act and Amendment No. 539 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is being filed to introduce a new share Class I for the Fund.

Pursuant to Rule 485(a)(1) of the 1933 Act, the Trust anticipates that this filing shall become effective on October 28, 2013.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, to update any missing information and/or file updated exhibits to the Registration Statement and to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2013 for all mutual funds in the Trust managed by Davidson Investment Advisors, Inc.  Subsequently, it is anticipated that the Trust will file Summary Prospectuses under Rule 497(k).

If you have any questions concerning the foregoing, please contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk
Jeanine M. Bajczyk, Esq.
Secretary
Advisors Series Trust

Enclosures